PROVISIONS (Tables)	12 Months Ended
Aug. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

LEGAL PROVISION
Balance - August 31, 2020	$—
Additions	2,750
2,750
Less: current portion	(2,750)
Balance - August 31, 2021	$—